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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08415

     Evergreen Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for one of its series, Evergreen Ultra Short Opportunities Fund, for the six months ended December 31, 2006. This one series has a June 30 fiscal year end.

Date of reporting period: December 31, 2006

Item 1 - Reports to Stockholders.

Evergreen Ultra Short Opportunities Fund

Evergreen

ULTRA SHORT OPPORTUNITIES FUND

Semiannual Report
as of December 31, 2006

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
6	FUND AT A GLANCE
8	ABOUT YOUR FUND'S EXPENSES
9	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
31	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

February 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the semiannual report for the Evergreen Ultra Short Opportunities Fund covering the six-month period ended December 31, 2006.

The domestic bond market delivered improved results in the final half of 2006. Fixed income investments recovered from the declines of the first half of the year—a slump that had been brought on by rising yields and falling bond prices. The anxieties that had weighed on the market earlier faded as oil prices began receding and the U.S. Federal Reserve Board (the "Fed") paused in its cycle of credit tightening and held short-term interest rates steady, which led to significantly improved performance. The stabilization of these factors also led to very strong performance in both the equity and high-yield corporate bond markets during the final six months of 2006.

Throughout the year, the nation's economic expansion proved more durable and persistent than many had expected. Gross Domestic Product grew at a brisk rate of 3.4%, despite some evidence of moderating in the second half of the year. Signs of slowing economic growth were most evident in the housing and automotive industries, but gains in personal consumption, government spending and an increase in exports fueled the continuing growth. As a result, employment levels continued to rise, which boosted consumer confidence. However, lower energy prices combined with the benefits of globalization and productivity-enhancing technology helped keep inflationary pressures in check. In its pronouncements, the Fed continued to express its concern for the potential risks of inflation. Fed governors, who continued to

LETTER TO SHAREHOLDERS continued

hold short-term rates in check, gave little indication that any reduction in short-term rates might be imminent and suggested that future decisions would continue to be dependent on subsequent reports on economic trends.

In this environment, short-term yields held steady and longer-term yields drifted lower during the six months. As a consequence, the yield curve - which reflects the difference between yields of short-term and long-term securities—flattened, and at times, inverted. Given this development, investors in government securities and investment-grade corporate debt found little benefit in extending duration. Shorter-term fixed income portfolios tended to outperform strategies emphasizing longer-maturity bonds. Against this favorable backdrop, managers of Evergreen's shorter-maturity bond funds pursued their funds' basic disciplines. The team managing Evergreen Adjustable Rate Fund, for example, focused on AAA-rated adjustable rate mortgages, while the managers of Evergreen Institutional Enhanced Income Fund pursued a strategy designed to generate a higher yield than that of a money market fund with only minimal price variability. Managers of Evergreen Ultra Short Opportunities Fund emphasized short maturity corporate bonds and mortgage securities, while the portfolio managers of Evergreen Limited Duration Fund maintained a portfolio of investments in shorter-maturity securities.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-range goals.

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

Notification of Investment Strategy Change:

• Effective April 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a "counterparty") to make required payments or otherwise to comply with the contract's terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment advisor may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund's prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com

Notice to Shareholders:

• The Fund's prospectus has been amended to make the following change to the Fund's short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is "blocked" from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Rebalancing transactions within certain asset allocation or "wrap" programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

• Purchases by a "fund of funds" into the underlying fund vehicle and purchases by 529 Plans:

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund's short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

• Effective April 2, 2007, the "Reinstatement Privileges" described in the Fund's prospectus are eliminated.

FUND AT A GLANCE

as of December 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Lisa Brown-Premo
• Robert D. Rowe

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2006.

The Fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 5/29/2003

	Class A	Class B	Class C	Class I
Class inception date	5/29/2003	5/29/2003	5/29/2003	5/29/2003

Nasdaq symbol	EUBAX	EUBBX	EUBCX	EUBIX

6-month return with sales charge	-0.16%	-2.15%	1.85%	N/A

6-month return w/o sales charge	3.23%	2.85%	2.85%	3.37%

Average annual return*

1-year with sales charge	1.42%	-0.89%	3.09%	N/A

1-year w/o sales charge	4.83%	4.09%	4.09%	5.13%

Since portfolio inception	2.58%	2.05%	2.82%	3.84%

Maximum sales charge	3.25%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Ultra Short Opportunities Fund Class A shares versus a similar investment in the Lehman Brothers Government/Credit 0-2.5 Year Index (LBGC0-2.5YI) and the Consumer Price Index (CPI).

The LBGC0-2.5YI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective may be changed without a vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund's NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

All data is as of December 31, 2006, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2006	12/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,032.27	$ 5.17
Class B	$ 1,000.00	$ 1,028.49	$ 8.95
Class C	$ 1,000.00	$ 1,028.49	$ 8.95
Class I	$ 1,000.00	$ 1,033.66	$ 3.79
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.11	$ 5.14
Class B	$ 1,000.00	$ 1,016.38	$ 8.89
Class C	$ 1,000.00	$ 1,016.38	$ 8.89
Class I	$ 1,000.00	$ 1,021.48	$ 3.77

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.01% for Class A, 1.75% for Class B, 1.75% for Class C and 0.74% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,
	December 31, 2006
CLASS A	(unaudited)	2006	2005	2004	2003 [1]

Net asset value, beginning of period	$ 9.72	$ 9.93	$ 9.96	$ 10.05	$ 10.00

Income from investment operations
Net investment income (loss)	0.26	0.45	0.35	0.26	0.02
Net realized and unrealized gains or losses on investments	0.05	(0.19)	0.01	(0.03)	0.05

Total from investment operations	0.31	0.26	0.36	0.23	0.07

Distributions to shareholders from
Net investment income	(0.26)	(0.47)	(0.39)	(0.32)	(0.02)

Net asset value, end of period	$ 9.77	$ 9.72	$ 9.93	$ 9.96	$ 10.05

Total return [2]	3.23%	2.71%	3.73%	2.35%	0.75%

Ratios and supplemental data
Net assets, end of period (thousands)	$91,159	$94,787	$124,221	$104,999	$17,872
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions [3]	1.01% [4]	0.86%	0.77%	0.92%	0.32% [4]
Expenses excluding waivers/reimbursements and expense reductions [3]	1.08% [4]	0.90%	0.87%	0.98%	2.93% [4]
Expenses including waivers/reimbursements but excluding expense reductions
and interest and fee expense	0.79% [4]	0.81%	0.77%	0.92%	0.32% [4]
Interest and fee expense [5]	0.22% [4]	0.05%	0.00%	0.00%	0.00% [4]
Net investment income (loss)	5.25% [4]	4.57%	3.46%	2.58%	2.76% [4]
Portfolio turnover rate	31%	31%	25%	44%	0%

1 For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.

2 Excluding applicable sales charges

3 The expense ratio includes interest and fee expense.

4 Annualized

5 Interest and fee expense ratio relates to interest and fees associated with leverage transactions .

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,
	December 31, 2006
CLASS B	(unaudited)	2006	2005	2004	2003 [1]

Net asset value, beginning of period	$ 9.72	$ 9.93	$ 9.96	$ 10.05	$10.00

Income from investment operations
Net investment income (loss)	0.22	0.38	0.27 [2]	0.19 [2]	0.02
Net realized and unrealized gains or losses on investments	0.05	(0.19)	0.02	(0.03)	0.05

Total from investment operations	0.27	0.19	0.29	0.16	0.07

Distributions to shareholders from
Net investment income	(0.22)	(0.40)	(0.32)	(0.25)	(0.02)

Net asset value, end of period	$ 9.77	$ 9.72	$ 9.93	$ 9.96	$10.05

Total return [3]	2.85%	1.99%	3.01%	1.65%	0.70%

Ratios and supplemental data
Net assets, end of period (thousands)	$19,489	$19,633	$20,052	$16,029	$3,213
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions [4]	1.75% [5]	1.58%	1.47%	1.62%	1.12% [5]
Expenses excluding waivers/reimbursements and expense reductions [4]	1.78% [5]	1.61%	1.57%	1.68%	5.19% [5]
Expenses including waivers/reimbursements but excluding expense reductions
and interest and fee expense	1.53% [5]	1.53%	1.47%	1.62%	1.12% [5]
Interest and fee expense [6]	0.22% [5]	0.05%	0.00%	0.00%	0.00% [5]
Net investment income (loss)	4.54% [5]	3.88%	2.75%	1.90%	1.76% [5]
Portfolio turnover rate	31%	31%	25%	44%	0%

1 For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 The expense ratio includes interest and fee expense.

5 Annualized

6 Interest and fee expense ratio relates to interest and fees associated with leverage transactions .

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,
	December 31, 2006
CLASS C	(unaudited)	2006	2005	2004	2003 [1]

Net asset value, beginning of period	$ 9.72	$ 9.93	$ 9.96	$ 10.05	$ 10.00

Income from investment operations
Net investment income (loss)	0.22	0.38	0.27	0.19 [2]	0.02
Net realized and unrealized gains or losses on investments	0.05	(0.19)	0.02	(0.03)	0.05

Total from investment operations	0.27	0.19	0.29	0.16	0.07

Distributions to shareholders from
Net investment income	(0.22)	(0.40)	(0.32)	(0.25)	(0.02)

Net asset value, end of period	$ 9.77	$ 9.72	$ 9.93	$ 9.96	$ 10.05

Total return [3]	2.85%	1.99%	3.01%	1.65%	0.70%

Ratios and supplemental data
Net assets, end of period (thousands)	$75,218	$82,184	$115,248	$135,412	$17,820
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions [4]	1.75% [5]	1.57%	1.47%	1.62%	1.02% [5]
Expenses excluding waivers/reimbursements and expense reductions [4]	1.78% [5]	1.60%	1.57%	1.68%	3.69% [5]
Expenses including waivers/reimbursements but excluding expense reductions
and interest and fee expense	1.53% [5]	1.52%	1.47%	1.62%	1.02% [5]
Interest and fee expense [6]	0.22% [5]	0.05%	0.00%	0.00%	0.00% [5]
Net investment income (loss)	4.54% [5]	3.86%	2.73%	1.88%	2.09% [5]
Portfolio turnover rate	31%	31%	25%	44%	0%

1 For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 The expense ratio includes interest and fee expense.

5 Annualized

6 Interest and fee expense ratio relates to interest and fees associated with leverage transactions .

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,
	December31, 2006
CLASS I	(unaudited)	2006	2005	2004	2003 [1]

Net asset value, beginning of period	$ 9.72	$ 9.93	$ 9.96	$ 10.05	$ 10.00

Income from investment operations
Net investment income (loss)	0.27	0.48	0.38 [2]	0.29 [2]	0.03
Net realized and unrealized gains or losses on investments	0.05	(0.19)	0.01	(0.03)	0.05

Total from investment operations	0.32	0.29	0.39	0.26	0.08

Distributions to shareholders from
Net investment income	(0.27)	(0.50)	(0.42)	(0.35)	(0.03)

Net asset value, end of period	$ 9.77	$ 9.72	$ 9.93	$ 9.96	$ 10.05

Total return	3.37%	3.02%	4.05%	2.67%	0.77%

Ratios and supplemental data
Net assets, end of period (thousands)	$410,812	$474,373	$381,760	$215,930	$2,343
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions [3]	0.74% [4]	0.58%	0.47%	0.62%	0.07% [4]
Expenses excluding waivers/reimbursements and expense reductions [3]	0.77% [4]	0.61%	0.57%	0.68%	3.89% [4]
Expenses including waivers/reimbursements but excluding expense reductions
and interest and fee expense	0.53% [4]	0.53%	0.47%	0.62%	0.07% [4]
Interest and fee expense [5]	0.21% [4]	0.05%	0.00%	0.00%	0.00% [4]
Net investment income (loss)	5.53% [4]	4.90%	3.80%	2.91%	2.95% [4]
Portfolio turnover rate	31%	31%	25%	44%	0%

1 For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The expense ratio includes interest and fee expense.

4 Annualized

5 Interest and fee expense ratio relates to interest and fees associated with leverage transactions .

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

December 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 0.6%
FIXED-RATE 0.5%
FHLMC:
Ser. 1650, Class J, 6.50%, 06/15/2023 µ	$ 1,264,364	$1,275,424
Ser. 2106, Class ZD, 6.00%, 12/15/2028 µ	1,285,908	1,315,374
Ser. 2480, Class EH, 6.00%, 11/15/2031	219,453	219,032
Ser. 2802, Class IN, IO, 5.00%, 04/15/2020	3,883,076	61,974
Ser. 2912, Class MI, IO, 5.50%, 12/15/2020	3,620,872	94,505

		2,966,309

FLOATING-RATE 0.1%
FHLMC:
Ser. 1476, Class F, 5.10%, 02/15/2008	13,221	13,197
Ser. 1607, Class FA, 4.90%, 10/15/2013	13,967	13,749
Ser. 1625, Class FC, 5.25%, 12/15/2008	83,950	83,393
Ser. 2431, Class F, 5.85%, 03/15/2032	3,694	3,835
Ser. 2826, Class SC, 4.30%, 06/15/2034	231,030	234,191
FNMA, Ser. 1993-179, Class FB, 5.70%, 10/25/2023	166,604	168,493

		516,858

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $3,651,837)		3,483,167

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 9.6%
FIXED-RATE 3.7%
FHLMC 15 year, 5.50%, TBA #	6,000,000	5,996,250
FHLMC 30 year, 6.00%, TBA #	10,000,000	10,075,000
FNMA:
7.00%, 08/01/2033 - 11/01/2033	3,591,681	3,697,481
7.50%, 01/01/2031 - 08/01/2033	2,280,332	2,376,004
8.00%, 12/01/2008	3,303	3,307
GNMA:
5.625%, 01/20/2019	213,179	215,563
7.50%, 03/15/2007 - 04/15/2007	8,860	8,856

		22,372,461

FLOATING-RATE 5.9%
FHLMC:
5.27%, 12/01/2033 µ	5,022,748	5,162,079
5.98%, 10/01/2020 µ	943,156	961,180
6.55%, 06/01/2036 ##	13,726,798	13,949,859
6.85%, 04/01/2032	1,577,129	1,635,782
7.76%, 03/25/2036 µ	11,468,542	11,964,442
FNMA:
5.54%, 01/01/2018	3,150	3,206
5.64%, 03/01/2035 µ	1,219,294	1,274,296

		34,950,844

Total Agency Mortgage-Backed Pass Through Securities
(cost $57,574,573)		57,323,305

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 1.4%
FNMA:
Ser. 2001-T4, Class A1, 7.50%, 07/25/2041 µ	$ 1,506,094	$1,578,657
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	60,162	62,281
Ser. 2003-W2, Class 1A3, 7.50%, 07/25/2042	936,764	980,005
Ser. 2004-T3, Class 1A3, 7.00%, 02/25/2044	585,321	603,348
Ser. 2005-S001, Class 1B2, 6.20%, 09/25/2035 µ	1,999,600	2,031,954
Ser. 2005-S001, Class 1B3, 6.55%, 09/25/2035 µ	2,999,400	2,979,964

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $8,232,159)		8,236,209

ASSET-BACKED SECURITIES 19.3%
Acacia CDO, Ltd.:
Ser. 8A, Class C, FRN, 6.57%, 08/10/2045 144A	4,000,000	4,001,200
Ser. 10A, Class C, FRN, 6.65%, 09/07/2046 144A	10,000,000	10,046,800
Ser. 10A, Class D, FRN, 8.35%, 09/07/2046 144A	5,000,000	5,029,150
American Gen. Mtge. Loan Trust, Ser. 2003-1, Class M2, 4.69%,04/25/2033	8,642,806	8,522,776
Brascan Real Estate CDO, Ser. 2005-2A, Class D, 7.07%, 12/20/2040144A	4,000,000	4,011,720
C-Bass, Ltd.:
Ser. 11A, Class D, FRN, 8.06%, 09/15/2039 144A	3,812,500	3,846,851
Ser. 13A, Class C, FRN, 6.44%, 03/17/2040 144A	1,500,000	1,503,705
Ser. 13A, Class D, FRN, 7.71%, 03/17/2040 144A	3,720,000	3,734,991
Ser. 15A, Class C, FRN, 6.625%, 02/16/2041 144A	4,500,000	4,518,360
Concord Real Estate CDO, Ltd., Ser. 2006-1A, Class A2, FRN,5.69%, 12/25/2046
144A	4,250,000	4,245,197
Empire Funding Home Loan Owner Trust, Ser. 1998-2, ClassM2, 7.93%,
06/25/2024	177,656	178,107
First Franklin Mtge. Loan Net Interest Mtge., Ser. 2004-FFH3,Class N3, 8.00%,
12/25/2034 144A	2,794,423	2,799,565
Legg Mason Real Estate CDO, Ltd., Ser. 2006-1A, Class E, FRN,6.18%, 03/25/2038
144A	1,299,000	1,313,705
Long Beach Asset Holdings Corp.:
Ser. 2005-WL1, Class N1, 5.19%, 06/25/2045 144A	57,437	57,367
Ser. 2005-WL1, Class N2, 7.39%, 06/25/2046 144A	7,000,000	7,005,320
Ser. 2006-1, Class N1, 6.00%, 02/25/2046 144A	4,410,217	4,396,545
Ser. 2006-2, Class N1, 5.78%, 04/25/2046 144A	2,704,498	2,698,548
Ser. 2006-2, Class N2, 7.63%, 04/25/2046 144A	3,000,000	2,985,840
Nautilus RMBS CDO, Ltd.:
Ser. 2005-1A, Class A2, FRN, 6.07%, 07/07/2040 144A	4,714,149	4,747,101
Ser. 2005-1A, Class A3, FRN, 6.87%, 05/24/2035 144A	8,956,884	8,975,783
Ser. 2005-2A, Class A3, FRN, 6.87%, 11/05/2040 144A	8,438,633	8,454,076
Option One CTS Adjustable Rate Mtge. Trust, Ser. 1996-1, ClassA1, 6.90%,
04/25/2026	164,693	164,962
Renaissance Home Equity Loan Trust, Ser. 2006-2, Class N, 6.29%,08/25/2036
144A	5,779,155	5,772,220
Telos CLO, Ltd., Ser. 2006-1A, Class D, FRN, 7.08%, 10/11/2021144A (h)	4,000,000	3,985,560
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 6.93%, 01/25/2035144A	12,000,000	12,168,840

Total Asset-Backed Securities (cost $114,739,927)		115,164,289

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.1%
FIXED-RATE 0.5%
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2003-1, Class DB3, 6.56%,
02/25/2033	$ 3,083,394	$3,078,121

FLOATING-RATE 3.6%
Commercial Mtge. Pass-Through Cert., Ser. 2002-FL7, Class G, 6.12%, 11/15/2014
144A	12,500,000	12,552,720
JPMorgan Chase Comml. Mtge. Securities Corp., Ser. 2006-FL2A, Class H, 5.85%,
11/15/2018 144A	3,137,500	3,130,064
Merrill Lynch Floating Trust, Ser. 2006-1, Class K, 5.90%, 06/15/2022 144A	2,500,000	2,498,300
Pure Mtge. plc, Ser. 2004-LKD, Class C, 6.00%, 02/28/2034 144A	3,000,000	3,021,390

		21,202,474

Total Commercial Mortgage-Backed Securities (cost $24,175,178)		24,280,595

CORPORATE BONDS 0.8%
FINANCIALS 0.8%
Diversified Financial Services 0.8%
Emigrant Capital Trust I, FRN, 7.15%, 12/10/2033 144A (cost $5,012,220)	5,000,000	5,070,450

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) 1.6%
WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 1.6%
Floating Rate 1.6%
Crusade Global Trust, Ser. 2006-2, Class A3, 6.52%, 11/15/2037 AUD
(cost $9,371,152)	12,457,495	9,850,654

REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 3.9%
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.90%, 05/25/2046
144A	$11,941,451	11,936,197
Nomura Asset Acceptance Corp. Reperforming Loan Trust, Ser. 2004-R2, Class A2,
7.00%, 10/25/2034 144A	3,055,623	3,166,328
Washington Mutual, Inc., Ser. 2004-RP1, Class 2A, 5.99%, 01/25/2034 144A	7,886,809	8,167,737

Total Reperforming Mortgage-Backed Pass Through Securities
(cost $23,221,472)		23,270,262

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 12.1%
FIXED-RATE 7.8%
ChaseFlex Trust, Ser. 2005-2, Class 5A2, 5.50%, 06/25/2035	1,148,957	1,141,914
Citigroup Mtge. Loan Trust, Ser. 2006-AR6, Class 1A1, 6.10%, 08/25/2036	7,671,664	7,693,221
DLJ Mtge. Acceptance Corp., Ser. 1993-19, Class A7, 6.75%, 01/25/2024	2,302,561	2,303,712
GS Mtge. Securities Corp., Ser. 2006-NIM3, Class N1, 6.41%, 06/25/2046
144A	8,165,137	8,161,871
GSMPS Mtge. Loan Trust:
Ser. 2001-2, Class A, 7.50%, 06/19/2032 144A	3,726,994	3,890,199
Ser. 2004-4, Class 1A2, 7.50%, 10/25/2044 144A	3,461,107	3,584,184
GSR Mtge. Loan Trust, Ser. 2003-3F, Class 2A1, 4.50%, 04/25/2033	794,928	772,670

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FIXED-RATE continued
Harborview Net Interest Mtge. Corp., Ser. 2006-7A, Class N1, 6.41%, 09/19/2036
144A (h)	$ 1,545,565	$1,545,565
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR6, Class N1, 6.65%, 06/25/2046
144A	3,357,172	3,361,268
Rali Net Interest Mtge. Corp.:
Ser. 2006-Q04, Class N1, 6.05%, 05/25/2046 144A	3,295,394	3,298,096
Ser. 2006-Q04, Class N2, 7.63%, 04/25/2046 144A	1,650,000	1,651,666
Sharps SP I, LLC Net Interest Margin Trust, Ser. 2006-AHM3, Class N1, 7.00%,
10/25/2046 144A	4,272,560	4,309,090
Structured Asset Securities Corp.:
Ser. 2003-08, Class 1B1, 5.00%, 04/25/2018	486,714	467,776
Ser. 2003-08, Class 2A3, 5.00%, 04/25/2033	368,811	343,640
Ser. 2005-RM1, Class A, IO, 5.00%, 03/25/2045 144A	10,189,484	2,219,402
Washington Mutual Mtge. Securities Corp., Ser. 2003-MS4, Class LLA3, 5.00%,
02/25/2033	1,426,511	1,406,911

		46,151,185

FLOATING-RATE 4.3%
Adjustable Rate Mtge. Trust, Ser. 2006-3, Class 2A1, 5.94%, 08/25/2036	9,451,603	9,507,084
Countrywide Home Loans:
Ser. 2004-29, Class 3A1, 6.14%, 02/25/2035	965,244	974,935
Ser. 2004-HYB8, Class 1-M1, 7.11%, 01/20/2035	5,616,750	5,741,779
DSLA Net Interest Mtge. Corp., Ser. 2006-1, Class N1, 5.93%, 04/20/2046
144A (h)	1,189,111	1,189,111
GSR Mtge. Loan Trust, Ser. 2004-3F, Class 2A10, 3.16%, 02/25/2035	1,839,072	1,706,051
IndyMac INDX Mtge. Loan Trust, Ser. 2004-AR14, Class AX2, IO, 0.72%
01/25/2035	82,652,655	3,125,303
Residential Accredit Loans, Inc., Ser. 2002, Class A7A, 5.75%, 09/25/2017	271,056	270,558
Structured Asset Securities Corp., Ser. 2006-RF3, Class 2A, 5.54%, 10/25/2036
144A	3,216,049	3,247,534

		25,762,355

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $74,707,923)		71,913,540

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 13.6%
FIXED-RATE 1.9%
MASTR Alternative Loan Trust, Ser. 2003-5, Class 1A1, 6.50%, 07/25/2033	23,239	23,412
Merrill Lynch Mtge. Investors, Inc., Ser. 2006-AF1, Class AV1B, 6.19%,
09/25/2036	4,663,204	4,722,940
RBSGC Mtge. Loan Trust, Ser. 2005-RP1, Class 1B2, 5.79%, 12/25/2034 144A	1,200,037	1,159,596
Structured Asset Securities Corp., Ser. 2006-RF4, Class 2A2, 6.00%, 10/25/2036
144A	5,216,779	5,215,005

		11,120,953

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH
SECURITIES continued
FLOATING-RATE 11.7%
Bear Stearns Alternative Loan Trust, Ser. 2003-6, Class 4A, 5.60%, 01/25/2034	$ 2,361,019	$2,352,850
Countrywide Home Loans, Inc.:
Ser. 2004-23, Class A, 7.41%, 11/25/2034	7,501,961	7,719,893
Ser. 2004-HYB8, Class 5A1, 6.56%, 01/20/2035	5,207,861	5,366,440
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2002-AR17, Class 2A1, 6.57%, 12/19/2039	119,260	119,306
Ser. 2003-AR20, Class A4, 4.63%, 08/25/2033	3,176,546	3,142,938
Ser. 2004-FL1, Class E, 7.60%, 05/15/2014 144A	2,000,000	2,003,226
DSLA Mtge. Loan Trust:
Ser. 2005-AR1, Class X2, IO, 1.13%, 03/19/2045	66,728,254	3,148,739
Ser. 2005-AR2, Class X2, IO, 1.12%, 03/19/2045 (h)	146,019,630	6,848,321
EquiFirst, Inc., Ser. 2004-2, Class N3, 7.87%, 10/25/2034 144A	1,208,378	1,212,970
Housing Securities, Inc., Ser. 92-Sl, Class A2, 7.71%, 05/25/2016	178,453	179,209
IndyMac INDX Mtge. Loan Trust:
Ser. 2005-AR3, Class 4A1, 5.51%, 04/25/2035	1,840,980	1,834,444
Ser. 2005-AR8, Class AX2, IO, 1.27%, 04/25/2035	112,303,241	4,088,540
Ser. 2006-AR4, Class M6, 7.10%, 05/25/2046	3,675,933	3,723,977
MASTR Adjustable Rate Mtge. Trust:
Ser. 2003-1, Class 2A3, 4.65%, 12/25/2032	189,050	186,687
Ser. 2004-1, Class 4A1, 6.19%, 01/25/2034	2,620,365	2,625,029
Ser. 2004-8, Class 7A1, 5.45%, 09/25/2034	4,707,419	4,682,517
Merrill Lynch Mtge. Investors, Inc., Ser. 2003-A4, Class 4A, 5.45%, 06/25/2033	4,568,315	4,554,793
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2005-7, Class 7AX, IO, 1.00%,
03/25/2035	52,767,986	686,396
Structured Asset Securities Corp.:
Ser. 2003-15, Class 4A, 5.45%, 04/25/2033	10,792,624	10,752,044
Ser. 2003-37A, Class 7A, 6.96%, 12/25/2033	93,063	92,947
Ser. 2003-40A, Class 5A, 5.58%, 01/25/2034	4,817,856	4,825,854

		70,147,120

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $88,544,230)		81,268,073

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS 36.2%
FIXED-RATE 11.5%
Altius Funding, Ltd., Ser. 2006-3A, Class C, 6.52%, 12/02/2041 144A	4,000,000	4,016,120
Countrywide Alternative Loan Trust:
Ser. 2002-7, Class M, 7.00%, 08/25/2032	8,072,543	8,182,976
Ser. 2002-16, Class B1, 6.00%, 12/25/2032	2,536,130	2,561,999
Ser. 2002-18, Class M, 6.00%, 02/25/2033	4,568,520	4,578,753
Ser. 2002-28, Class M, 6.50%, 10/25/2032	3,082,041	3,158,229
Countrywide Home Loans, Inc., Ser. 2002-22, Class M, 6.25%, 10/25/2032	2,826,265	2,848,931

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FIXED-RATE continued
MASTR Resecuritization Trust:
Ser. 2004-1, 4.75%, 07/01/2033 144A	$ 4,871,649	$4,764,765
Ser. 2004-2, 5.25%, 03/25/2034 144A	10,433,214	10,175,722
Ser. 2004-3, 5.00%, 03/25/2034 144A	6,555,646	6,309,088
Ser. 2005-2, 4.75%, 03/28/2034 144A	6,832,391	6,639,854
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2004-8, Class B3, 4.78%,
07/25/2034 µ	8,844,169	8,539,841
Structured Asset Securities Corp.:
Ser. 2002-17, Class B1, 6.09%, 09/25/2032	1,619,770	1,648,100
Ser. 2002-17, Class B2, 6.09%, 09/25/2032	3,315,495	3,361,912
Washington Mutual, Inc., Ser. 2002-S5, Class B3, 6.39%, 09/25/2032	1,798,585	1,836,229

		68,622,519

FLOATING-RATE 24.7%
Banc of America Funding Corp.:
Ser. 2005-E, Class DB1, 7.34%, 06/20/2035 ##	12,093,244	12,442,981
Ser. 2005-E, Class DB2, 7.34%, 06/20/2035	3,998,097	4,101,048
Banc of America Mtge. Securities, Inc.:
Ser. 2002-G, Class 2B3, 7.05%, 07/20/2032	610,263	621,986
Ser. 2002-K, Class B4, 6.25%, 10/20/2032 144A	412,122	414,298
Ser. 2004-G, Class B3, 4.55%, 08/25/2034	4,479,776	4,325,940
Ser. 2004-H, Class B2, 4.45%, 09/25/2034	3,837,474	3,733,248
Ser. 2004-H, Class B3, 4.45%, 09/25/2035	2,065,802	1,994,243
Ser. 2004-I, Class B3, 4.52%, 10/25/2035	1,920,921	1,853,074
Countrywide Home Loans, Inc.:
Ser. 2004-HYB8, Class 1B1, 7.11%, 01/20/2035	3,819,826	3,870,935
Ser. 2004-HYB8, Class 1B2, 7.11%, 01/20/2035	2,921,363	2,891,303
Ser. 2004-HYB8, Class 1M2, 7.11%, 01/20/2035	2,220,744	2,263,960
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-AR5, Class 1A2, 7.19%, 01/25/2033	43,621	44,008
Ser. 2003-AR5, Class 2A3, 5.17%, 01/25/2033	314,363	313,580
Ser. 2003-AR9, Class 1A3, 7.35%, 03/25/2033	40,721	41,164
Ser. 2003-AR15, Class 2A2, 4.77%, 06/25/2033	1,086,426	1,082,938
Ser. 2003-AR18, Class 2A4, 4.74%, 07/25/2033	491,468	487,423
Ser. 2003-AR24, Class 2A4, 6.35%, 09/25/2033	4,660,800	4,751,779
Ser. 2003-AR26, Class 9M1, 6.20%, 10/25/2033	4,648,500	4,767,595
Ser. 2003-AR28, Class 6M1, 6.20%, 12/25/2033	8,281,000	8,495,892
Harborview Mtge. Loan Trust:
Ser. 2004-7, Class B2, 5.32%, 11/19/2034	1,965,308	2,001,096
Ser. 2004-7, Class B3, 5.32%, 11/19/2034	5,079,672	5,088,917
Ser. 2005-8, Class 2B3, 7.18%, 02/19/2035	6,986,841	7,014,369
Ser. 2005-8, Class 2B4, 7.18%, 02/19/2035	5,779,116	5,676,941
Lehman Structured Securities Corp.:
Ser. 2004-2, Class M-2, 6.29%, 02/28/2033 144A	4,649,789	4,615,256
Ser. 2004-2, Class M-3, 6.29%, 02/28/2033 144A	5,828,383	5,737,246

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FLOATING-RATE continued
MASTR Adjustable Rate Mtge. Trust:
Ser. 2004-1, Class B3, 5.79%, 02/25/2034	$ 2,974,575	$2,971,110
Ser. 2004-15, Class B3, 5.40%, 12/25/2034	4,217,387	4,118,025
MortgageIT Trust:
Ser. 2005-4, Class B1, 6.45%, 10/25/2035	809,425	822,093
Ser. 2005-4, Class B2, 7.10%, 10/25/2035	809,425	819,163
Ser. 2005-4, Class M3, 5.92%, 10/25/2035	2,428,276	2,467,638
Ser. 2005-4, Class M4, 6.00%, 10/25/2035	1,299,937	1,321,464
Structured Adjustable Rate Mtge. Loan Trust:
Ser. 2004-14, Class B6, 4.87%, 10/25/2034	6,322,972	6,142,198
Ser. 2004-16, Class B6, 5.26%, 11/25/2034	7,488,713	7,308,760
Ser. 2005-12, Class B4, 5.54%, 06/25/2035	2,725,698	2,700,458
Ser. 2005-12, Class B6, 5.54%, 06/25/2035	2,858,391	2,793,620
Ser. 2006-7, Class 1A2, 5.81%, 08/25/2036	5,921,748	5,931,460
Structured Asset Mtge. Investments, Inc., Ser. 2003-AR2, Class B1, 6.35%,
12/19/2033	1,791,248	1,802,478
Structured Asset Securities Corp., Ser. 2002-8A, Class B1, 7.85%, 05/25/2032	2,540,376	2,581,582
Washington Mutual, Inc.:
Ser. 2004-AR2, Class B1, 6.23%, 04/25/2044	6,487,061	6,586,767
Ser. 2004-AR2, Class B2, 6.23%, 04/25/2044	5,811,973	5,880,961
Ser. 2004-ARG, Class B2, 6.48%, 05/25/2044	3,584,473	3,629,422
Wells Fargo Mtge. Backed Securities Trust, Ser. 2003-B, Class B1, 5.15%,
02/25/2033	601,391	598,480

		147,106,899

Total Whole Loan Subordinate Collateralized Mortgage Obligations
(cost $215,027,334)		215,729,418

YANKEE OBLIGATIONS - CORPORATE 9.6%
FINANCIALS 9.6%
Diversified Financial Services 9.6%
Preferred Term Securities, Ltd., FRN:
6.93%, 03/24/2034 144A	1,000,000	1,023,470
6.93%, 06/24/2034 144A	16,000,000	16,373,760
6.96%, 12/22/2036 144A	9,000,000	9,024,750
6.98%, 12/24/2033 144A	15,400,000	15,757,588
7.27%, 01/03/2033 144A	10,000,000	10,205,100
Regional Diversified Funding, FRN, 6.70%, 01/25/2036 144A	5,000,000	5,041,400

Total Yankee Obligations - Corporate (cost $56,859,738)		57,426,068

	Shares	Value

PREFERRED STOCKS 1.6%
FINANCIALS 1.6%
Thrifts & Mortgage Finance 1.6%
Fannie Mae, Ser. O (cost $10,106,500)	180,000	9,641,250

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund, Class I, 5.24% q ø
(cost $748,126)	748,126	$748,126

Total Investments (cost $691,972,369) 114.5%		683,405,406
Other Assets and Liabilities (14.5%)		(86,727,238)

Net Assets 100.0%		$596,678,168

µ	All or a portion of this security has been segregated as collateral for reverse repurchase agreements.
#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AUD	Australian Dollar
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IO	Interest Only
MASTR	Mortgage Asset Securitization Transactions, Inc.
TBA	To Be Announced

The following table shows the percent of total investments (excluding equity positions and segregated cash and cash equivalents) by credit quality based on Moody's and Standard and Poor's ratings as of December 31, 2006:

AAA	33.5%
AA	15.2%
A	27.9%
BBB	23.4%

100.0%

The following table shows the percent of total investments (excluding equity positions and segregated cash and cash equivalents) based on effective maturity as of December 31, 2006:

Less than 1 year	10.7%
1 to 3 year(s)	55.5%
3 to 5 years	22.6%
5 to 10 years	10.5%
10 to 20 years	0.7%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $691,224,243)	$682,657,280
Investments in affiliated money market fund, at value (cost $748,126)	748,126

Total investments	683,405,406
Foreign currency, at value (cost $1,756,047)	1,757,366
Receivable for securities sold	26,862,185
Principal paydown receivable	1,652,840
Receivable for Fund shares sold	9,389,208
Dividends and interest receivable	5,185,146
Prepaid expenses and other assets	41,020

Total assets	728,293,171

Liabilities
Dividends payable	719,134
Payable for securities purchased	48,920,716
Payable for Fund shares redeemed	38,701,666
Payable for reverse repurchase agreements	42,976,205
Due to custodian bank	177,124
Advisory fee payable	27,333
Distribution Plan expenses payable	13,393
Due to other related parties	9,663
Accrued expenses and other liabilities	69,769

Total liabilities	131,615,003

Net assets	$596,678,168

Net assets represented by
Paid-in capital	$613,608,219
Overdistributed net investment income	(10,585)
Accumulated net realized losses on investments	(8,356,502)
Net unrealized losses on investments	(8,562,964)

Total net assets	$596,678,168

Net assets consists of
Class A	$91,159,411
Class B	19,489,055
Class C	75,217,502
Class I	410,812,200

Total net assets	$596,678,168

Shares outstanding (unlimited number of shares authorized)
Class A	9,331,008
Class B	1,994,906
Class C	7,699,267
Class I	42,052,223

Net asset value per share
Class A	$9.77
Class A - Offering price (based on sales charge of 3.25%)	$10.10
Class B	$9.77
Class C	$9.77
Class I	$9.77

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2006 (unaudited)

Investment income
Interest	$20,735,072
Dividends	329,400
Income from affiliate	49,012

Total investment income	21,113,484

Expenses
Advisory fee	1,200,026
Distribution Plan expenses
Class A	144,855
Class B	99,813
Class C	397,156
Administrative services fee	335,793
Transfer agent fees	112,268
Trustees' fees and expenses	8,802
Printing and postage expenses	17,219
Custodian and accounting fees	121,875
Registration and filing fees	48,200
Professional fees	22,270
Interest and fee expense	722,966
Other	8,899

Total expenses	3,240,142
Less: Expense reductions	(16,208)
Fee waivers and expense reimbursements	(123,725)

Net expenses	3,100,209

Net investment income	18,013,275

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(922,309)
Foreign currency related transactions	(310,149)
Futures contracts	121,300

Net realized losses on investments	(1,111,158)
Net change in unrealized gains or losses on investments	4,669,034

Net realized and unrealized gains or losses on investments	3,557,876

Net increase in net assets resulting from operations	$21,571,151

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2006		Year Ended
	(unaudited)		June 30, 2006

Operations
Net investment income		$18,013,275		$30,344,651
Net realized losses on investments		(1,111,158)		(1,906,193)
Net change in unrealized gains or
losses on investments		4,669,034		(10,753,657)

Net increase in net assets resulting
from operations		21,571,151		17,684,801

Distributions to shareholders from
Net investment income
Class A		(2,547,282)		(5,279,217)
Class B		(456,107)		(794,881)
Class C		(1,815,879)		(4,015,583)
Class I		(13,291,688)		(21,554,228)

Total distributions to shareholders		(18,110,956)		(31,643,909)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,121,787	20,700,196	3,923,782	38,559,147
Class B	263,954	2,573,343	611,510	5,990,902
Class C	850,472	8,303,401	1,951,318	19,170,845
Class I	13,277,681	129,552,359	27,036,959	265,066,528

		161,129,299		328,787,422

Net asset value of shares issued in
reinvestment of distributions
Class A	188,745	1,842,866	375,917	3,684,161
Class B	29,683	289,812	52,271	512,224
Class C	114,046	1,113,429	258,593	2,535,887
Class I	1,085,071	10,593,744	1,629,503	15,961,040

		13,839,851		22,693,312

Automatic conversion of Class B
shares to to Class A shares
Class A	12,991	126,798	30,519	299,901
Class B	(12,991)	(126,798)	(30,519)	(299,901)

		0		0

Payment for shares redeemed
Class A	(2,743,551)	(26,791,462)	(7,085,361)	(69,557,290)
Class B	(305,539)	(2,981,627)	(632,227)	(6,203,591)
Class C	(1,720,577)	(16,790,528)	(5,357,472)	(52,587,096)
Class I	(21,115,348)	(206,164,907)	(18,297,811)	(179,477,470)

		(252,728,524)		(307,825,447)

Net increase (decrease) in net assets
resulting from capital share
transactions		(77,759,374)		43,655,287

Total increase (decrease) in net assets		(74,299,179)		29,696,179
Net assets
Beginning of period		670,977,347		641,281,168

End of period		$596,678,168		$670,977,347

Undistributed (overdistributed) net
investment income		$(10,585)		$87,096

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Ultra Short Opportunities Fund (the "Fund") is a diversified series of Evergreen Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be credit-

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

worthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

e. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

f. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

h. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

i. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

j. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.25% as average daily net assets increase.

Effective October 1, 2006, Tattersall Advisory Group, Inc. ("TAG"), an indirect, wholly-owned subsidiary of Wachovia, became the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended December 31, 2006, EIMC waived its advisory fee in the amount of $106,770 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $16,955.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equip-

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

ment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended December 31, 2006, EIS received $5,170 from the sale of Class A shares and $30,940 and $4,086 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the six months ended December 31, 2006:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 104,060,867	$ 157,273,252	$ 79,549,192	$ 139,448,026

On December 31, 2006, the aggregate cost of securities for federal income tax purposes was $691,972,369. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,062,647 and $12,629,610, respectively, with a net unrealized depreciation of $8,566,963.

As of June 30, 2006, the Fund had $5,477,862 in capital loss carryovers for federal income tax purposes with $452,371 expiring in 2012, $2,333,655 expiring in 2013 and $2,691,836 expiring in 2014.

For income tax purposes, capital and currency losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2006, the Fund incurred and elected to defer post-October capital and currency losses of $1,767,482 and $522,687, respectively.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended December 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT AND OTHER BORROWINGS

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended December 31, 2006, the Fund had no borrowings under this agreement.

During the six months ended December 31, 2006, the Fund entered into reverse repurchase agreements that had an average daily balance outstanding of $13,314,291 with a weighted average interest rate of 5.43% and paid interest of $722,966. The maximum amount outstanding under reverse repurchase agreements during the six months ended December 31, 2006 was $59,703,898 (including accrued interest). At December 31, 2006, reverse repurchase agreements outstanding were as follows:

Repurchase			Maturity
Amount	Counterparty	Interest Rate	Date

$ 23,115,222	Deutsche Bank	5.33%	01/03/2007
19,860,983	UBS Warburg	5.40%	01/03/2007

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an interpretation of FASB statement 109 ("FIN 48"). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund's Board of Trustees is required to consider whether to continue in place the Fund's investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund's investment advisory agreement. (References below to the "Fund" are to Evergreen Ultra Short Opportunities Fund; references to the "funds" are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees' process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

Effective October 1, 2006, certain advisory personnel of EIMC were consolidated at TAG. In connection with the consolidation, the Board of Trustees approved a sub-advisory agreement with TAG. In approving that contract, the Trustees considered the factors described below, that the services previously provided by EIMC to the Fund would be provided by EIMC and TAG going forward, and that there would be no related change in the personnel managing the Fund or in the advisory fees paid by the Fund.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund's advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the "Committee"), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. ("Lipper") was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee's

ADDITIONAL INFORMATION (unaudited) continued

requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds' advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds' investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds' and EIMC's compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund's total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment

ADDITIONAL INFORMATION (unaudited) continued

performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds' transfer agent had received Dalbar's Mutual Fund Service Award for services provided to shareholders and Dalbar's Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called "fall-out" benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund's portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were

ADDITIONAL INFORMATION (unaudited) continued

consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC's responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds' advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

The Trustees noted that the Fund had experienced relative underperformance versus its Lipper peer group for the one-year period ended May 31, 2006, although the Fund had achieved relatively favorable performance for the long term. EIMC noted that the underperformance was, in its view, due principally to the fact that the Fund's portfolio has a longer duration than many of its Lipper group peers, contributing to underperformance in periods of rising interest rates.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund's advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

ADDITIONAL INFORMATION (unaudited) continued

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund's advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Funds Family (consisting
of 51 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA [2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos [4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris' initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92
Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

568639 rv3  2/2007

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: February 27, 2007

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: February 27, 2007